CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	¥ 41,844	$ 6,612	¥ 17,339	¥ (31,088)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(34,771)	(5,493)	4,434	1,967
Comprehensive income (loss)	7,073	1,119	21,773	(29,121)
Less: Comprehensive loss attributable to non-controlling interest	(2,529)	(400)	(327)	(112)
Comprehensive income (loss) attributable to Four Seasons Education (Cayman) Inc.	¥ 9,602	$ 1,519	¥ 22,100	¥ (29,009)